SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current
Federal					$ 52,796	$ 51,608
State					20,113	19,660
Total					72,909	71,268
Deferred
Federal
State
Change in valuation allowance					171,163	305,801
Net operating losses					(244,072)	(377,069)
Income tax provision